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                                                       Deutsche Asset Management

Deutsche Banc Alex. Brown Cash Reserve Fund, Inc.
Prime Series
Treasury Series
Tax-Free Series

Supplement dated July 5, 2001 to Prospectus dated August 1, 2000

On June 26, 2001, the Board of Directors of Deutsche Banc Alex. Brown Cash Reserve Fund, Inc. (the 'Fund') approved changing the annual shareholder servicing fee for the Deutsche Banc Alex. Brown Cash Reserve Shares of each of the Prime Series, the Treasury Series and the Tax-Free Series (the 'Shares'). The annual shareholder servicing fee will change from 0.05% to 0.07% of the Shares' average daily net assets.

The 'Annual Fund Operating Expenses' and the 'Example' under the 'Fees and Expenses' section of the Fund's prospectus are amended and restated to reflect the change in shareholder servicing fees.


The following replaces the 'Annual Fund Operating Expenses' section of the 'Fees And Expenses' table in the prospectus for the Prime Series:


Annual Fund Operating Expenses:
    (expenses that are deducted from Prime Shares' assets)
Management Fees.................................................          0.26%
Distribution and/or Service (12b-1) fees........................          0.25%
Other Expenses (including a 0.07% Shareholder Servicing
  Fee)..........................................................          0.17%
                                                                         -----
Total Annual Fund Operating Expenses............................          0.68%
                                                                         =====

Example:
         This Example is intended to help you compare the cost of investing in the Prime Shares with the cost of investing in other mutual funds.

         The Example assumes that you invest $10,000 in the Prime Shares for the time periods indicated and then redeem all of your Prime Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Prime Shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-----------------------------------------------------------------------------
                   1 year      3 years        5 years        10 years
                   ------      -------        -------        --------
-----------------------------------------------------------------------------
Prime
Shares.......       $69         $218           $379            $847
-----------------------------------------------------------------------------

The following replaces the 'Annual Fund Operating Expenses' section of the 'Fees And Expenses' table in the prospectus for the Treasury Series:


                                                        A Member of the
                                                        Deutsche Bank Group |/|
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Annual Fund Operating Expenses:
    (expenses that are deducted from Treasury Shares' assets)
Management Fees.................................................        0.24%
Distribution and/or Service (12b-1) fees........................        0.25%
Other Expenses (including a 0.07% Shareholder Servicing
  Fee)..........................................................        0.19%
                                                                       -----
Total Annual Fund Operating Expenses............................        0.68%
                                                                       =====
Less Fee Waivers................................................       (0.05)%*
                                                                       -----
Net Expenses....................................................        0.63%
                                                                       =====

*The Advisor has contractually agreed to waive its fee for the Treasury Series by 0.05%. This agreement will continue until July 31, 2001 and may be extended.

Example:
         This Example is intended to help you compare the cost of investing in the Treasury Shares with the cost of investing in other mutual funds.

         The Example assumes that you invest $10,000 in the Treasury Shares for the time periods indicated and then redeem all of your Treasury Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Treasury Shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
                    1 year        3 years         5 years        10 years
                    ------        -------         -------        --------
--------------------------------------------------------------------------------
Treasury
Shares.......       $64*           $213*           $374*           $842*
--------------------------------------------------------------------------------
* Based on Total Annual Fund Operating Expenses after fee waivers for year 1 only.

The following replaces the 'Annual Fund Operating Expenses' section of the 'Fees And Expenses' table in the prospectus for the Tax-Free Series:

Annual Fund Operating Expenses:
    (expenses that are deducted from Tax-Free Shares' assets)
Management Fees.................................................          0.27%
Distribution and/or Service (12b-1) fees........................          0.25%
Other Expenses (including a 0.07% Shareholder Servicing
  Fee)..........................................................          0.15%
                                                                         -----
Total Annual Fund Operating Expenses............................          0.67%
                                                                         =====

Example:
         This Example is intended to help you compare the cost of investing in the Tax-Free Shares with the cost of investing in other mutual funds.

         The Example assumes that you invest $10,000 in the Tax-Free Shares for the time periods indicated and then redeem all of your Tax-Free Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Tax-Free Shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
                          1 year      3 years        5 years       10 years
                          ------      -------        -------       --------
--------------------------------------------------------------------------------
Tax-Free Shares.......     $68         $214           $373           $835
--------------------------------------------------------------------------------
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               Please Retain This Supplement for Future Reference

SUPCOMBMON (07/01)
CUSIPs:
014.471.106
014.471.205
014.470.801